Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	December 31,
(in thousands)	2025	2024

Cost:
Laboratory equipment	$2,072	$2,094
Computers	525	462
Office furniture & equipment	124	124
Leasehold improvements	947	947
Total cost	3,668	3,627
Accumulated depreciation:
Laboratory equipment	2,052	1,969
Computers	410	328
Office furniture & equipment	49	40
Leasehold improvements	796	665
Total accumulated depreciation	3,307	3,002
Depreciated cost	$361	$625

For the years ended December 31, 2025, 2024 and 2023, depreciation expenses were $332 thousand, $545 thousand and $835 thousand, respectively.